Quarterly Holdings Report
for

Fidelity® Growth Company Fund

August 31, 2019

GCF-QTLY-1019
1.805820.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	798,276	$46,428
Entertainment - 2.3%
Activision Blizzard, Inc.	2,736,464	138,465
Electronic Arts, Inc. (a)	933,896	87,487
Lions Gate Entertainment Corp. Class A (b)	92,047	831
Live Nation Entertainment, Inc. (a)	1,064,360	73,984
NetEase, Inc. ADR	171,383	43,703
Netflix, Inc. (a)	1,715,191	503,837
Nintendo Co. Ltd.	71,900	27,207
The Walt Disney Co.	891,138	122,318
		997,832
Interactive Media & Services - 9.4%
Alphabet, Inc.:
Class A (a)	1,442,662	1,717,532
Class C (a)	782,372	929,536
CarGurus, Inc. Class A (a)	368,431	12,018
Facebook, Inc. Class A (a)	6,475,075	1,202,227
Match Group, Inc. (b)	199,249	16,896
Pinterest, Inc. Class A (b)	112,033	3,856
Snap, Inc. Class A (a)(b)	4,525,971	71,646
Tencent Holdings Ltd.	1,071,500	44,237
Twitter, Inc. (a)	509,582	21,734
		4,019,682
Media - 0.2%
Comcast Corp. Class A	2,046,692	90,587
Turn, Inc. (Escrow) (a)(c)(d)	984,774	655
		91,242
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	3,019,016	235,634

TOTAL COMMUNICATION SERVICES		5,390,818

CONSUMER DISCRETIONARY - 21.0%
Auto Components - 0.0%
Garrett Motion, Inc. (a)(b)	123,272	1,213
Automobiles - 0.6%
Tesla, Inc. (a)(b)	1,118,805	252,414
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	69,548	58,310
Hyatt Hotels Corp. Class A (b)	204,953	14,787
Marriott International, Inc. Class A	114,345	14,414
McDonald's Corp.	355,672	77,526
Planet Fitness, Inc. (a)	321,413	22,695
Sea Ltd. ADR (a)	1,936,190	62,190
Shake Shack, Inc. Class A (a)	156,290	15,498
Starbucks Corp.	2,096,964	202,483
YETI Holdings, Inc. (b)	180,119	5,088
Yum China Holdings, Inc.	1,172,654	53,274
Yum! Brands, Inc.	234,622	27,399
		553,664
Household Durables - 1.6%
iRobot Corp. (a)(b)	657,277	40,626
Roku, Inc. (a)	3,579,213	541,750
Roku, Inc. Class A (a)	827,237	125,211
		707,587
Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,026,526	179,673
Amazon.com, Inc. (a)	1,566,061	2,781,782
Chewy, Inc. (b)	185,449	6,120
Ctrip.com International Ltd. ADR (a)	454,954	14,731
eBay, Inc.	608,304	24,509
Etsy, Inc. (a)	176,478	9,316
Expedia, Inc.	197,234	25,660
JD.com, Inc. sponsored ADR (a)	2,848,852	86,890
Ocado Group PLC (a)	3,884,700	61,237
The Booking Holdings, Inc. (a)	67,755	133,234
The Honest Co., Inc. (a)(c)(d)	39,835	601
The RealReal, Inc. (b)	448,612	5,863
Wayfair LLC Class A (a)(b)	4,181,332	471,403
		3,801,019
Leisure Products - 0.0%
Callaway Golf Co.	1,074,573	19,084
Multiline Retail - 0.4%
Dollar General Corp.	248,210	38,743
Dollar Tree, Inc. (a)	991,117	100,628
Ollie's Bargain Outlet Holdings, Inc. (a)	309,664	17,171
Target Corp.	116,472	12,467
		169,009
Specialty Retail - 2.0%
Carvana Co. Class A (a)	831,250	67,464
Five Below, Inc. (a)	72,877	8,954
Lowe's Companies, Inc.	1,558,229	174,833
RH (a)(b)	854,326	122,382
The Home Depot, Inc.	1,608,721	366,644
Tiffany & Co., Inc. (b)	316,215	26,837
TJX Companies, Inc.	1,368,649	75,235
		842,349
Textiles, Apparel & Luxury Goods - 6.3%
adidas AG	2,472,539	732,895
Allbirds, Inc. (c)(d)	61,486	2,853
Canada Goose Holdings, Inc. (a)(b)	1,554,370	57,965
lululemon athletica, Inc. (a)(e)	6,980,100	1,289,015
NIKE, Inc. Class B	2,233,516	188,732
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,578,470	303,254
Tory Burch LLC Class B (a)(c)(d)(f)	1,275,684	72,574
Under Armour, Inc. Class C (non-vtg.) (a)	719,945	12,181
VF Corp.	340,591	27,911
		2,687,380

TOTAL CONSUMER DISCRETIONARY		9,033,719

CONSUMER STAPLES - 4.2%
Beverages - 2.2%
Fever-Tree Drinks PLC	1,494,818	41,107
Keurig Dr. Pepper, Inc.	4,710,332	128,498
Monster Beverage Corp. (a)	5,751,888	337,463
PepsiCo, Inc.	1,052,115	143,856
The Coca-Cola Co.	5,396,139	297,003
		947,927
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	745,115	219,630
Kroger Co.	4,752,089	112,529
		332,159
Food Products - 0.4%
Bunge Ltd.	1,530,549	81,747
Darling International, Inc. (a)	1,607,796	29,905
Mondelez International, Inc.	1,021,964	56,433
The Hershey Co.	153,375	24,307
		192,392
Household Products - 0.3%
Church & Dwight Co., Inc.	705,554	56,289
Colgate-Palmolive Co.	308,232	22,855
Kimberly-Clark Corp.	85,950	12,128
Procter & Gamble Co.	132,481	15,928
		107,200
Personal Products - 0.2%
Coty, Inc. Class A	4,735,184	45,221
Godrej Consumer Products Ltd.	451,576	3,849
Herbalife Nutrition Ltd. (a)	185,118	6,374
Unilever NV	756,152	46,918
		102,362
Tobacco - 0.3%
Altria Group, Inc.	2,046,640	89,520
JUUL Labs, Inc. Class A (a)(c)(d)	44,067	12,559
Philip Morris International, Inc.	213,404	15,384
		117,463

TOTAL CONSUMER STAPLES		1,799,503

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes, A GE Co. Class A	610,235	13,236
Oil, Gas & Consumable Fuels - 1.2%
EOG Resources, Inc.	1,235,897	91,691
Hess Corp.	3,865,391	243,326
Noble Energy, Inc.	1,364,826	30,818
PDC Energy, Inc. (a)	321,404	10,237
Reliance Industries Ltd.	5,312,380	92,827
Valero Energy Corp.	366,696	27,605
		496,504

TOTAL ENERGY		509,740

FINANCIALS - 1.6%
Banks - 0.7%
Bank of America Corp.	1,761,070	48,447
First Bancorp, Puerto Rico	1,229,254	11,776
HDFC Bank Ltd. sponsored ADR	1,033,111	111,369
JPMorgan Chase & Co.	892,096	98,006
Signature Bank	65,898	7,687
Wells Fargo & Co.	56,395	2,626
		279,911
Capital Markets - 0.7%
BlackRock, Inc. Class A	232,362	98,187
Charles Schwab Corp.	4,134,803	158,239
Edelweiss Financial Services Ltd.	6,327,164	9,776
T. Rowe Price Group, Inc.	229,115	25,345
		291,547
Consumer Finance - 0.2%
American Express Co.	509,968	61,385
Discover Financial Services	459,883	36,777
		98,162
Insurance - 0.0%
Hiscox Ltd.	319,800	6,032

TOTAL FINANCIALS		675,652

HEALTH CARE - 16.9%
Biotechnology - 10.2%
AbbVie, Inc.	1,162,144	76,399
ACADIA Pharmaceuticals, Inc. (a)	7,111,140	196,694
Agios Pharmaceuticals, Inc. (a)	2,935,520	111,403
Alector, Inc. (b)	486,232	8,003
Alexion Pharmaceuticals, Inc. (a)	1,204,669	121,382
Alkermes PLC (a)	2,309,059	48,444
Allakos, Inc. (a)	212,325	18,782
Allogene Therapeutics, Inc. (b)	944,704	25,724
Allogene Therapeutics, Inc. (g)	301,764	8,217
Alnylam Pharmaceuticals, Inc. (a)	5,334,623	430,451
Amgen, Inc.	1,002,011	209,040
AnaptysBio, Inc. (a)	513,603	20,878
Argenx SE ADR (a)	155,358	20,422
Ascendis Pharma A/S sponsored ADR (a)	34,354	3,849
aTyr Pharma, Inc.	151,140	444
Axcella Health, Inc.	370,689	2,569
Axcella Health, Inc.	490,468	3,229
BeiGene Ltd.	1,714,953	18,793
BeiGene Ltd. ADR (a)	2,193,199	315,272
Biogen, Inc. (a)	48,119	10,574
bluebird bio, Inc. (a)	2,056,079	212,414
Blueprint Medicines Corp. (a)	464,164	35,587
Bridgebio Pharma, Inc.	307,189	9,363
Calyxt, Inc. (a)	1,622,211	10,041
Celgene Corp. (a)	687,609	66,561
Cellectis SA sponsored ADR (a)	800,485	9,750
ChemoCentryx, Inc. (a)	2,344,966	15,617
Cibus Corp. Series C (a)(c)(d)(f)	7,264,850	11,043
Coherus BioSciences, Inc. (a)	1,078,688	23,936
Constellation Pharmaceuticals, Inc. (a)	597,523	4,332
Crinetics Pharmaceuticals, Inc. (a)	200,199	3,175
Denali Therapeutics, Inc. (a)(b)	617,687	11,118
Eidos Therapeutics, Inc. (a)(b)	125,884	5,263
Evelo Biosciences, Inc. (a)(b)	1,589,909	8,729
Exact Sciences Corp. (a)	277,520	33,086
Exelixis, Inc. (a)	6,112,765	121,338
Fate Therapeutics, Inc. (a)	2,771,720	45,234
Five Prime Therapeutics, Inc. (a)	242,818	1,319
Fulcrum Therapeutics, Inc.	329,776	3,250
Global Blood Therapeutics, Inc. (a)	910,038	41,844
Homology Medicines, Inc. (a)(b)	1,027,761	19,435
Intercept Pharmaceuticals, Inc. (a)	187,486	12,033
Ionis Pharmaceuticals, Inc. (a)(e)	8,635,083	545,824
Iovance Biotherapeutics, Inc. (a)	332,789	6,992
Ironwood Pharmaceuticals, Inc. Class A (a)	3,933,177	36,618
Jounce Therapeutics, Inc. (a)	89,901	339
Kaleido Biosciences, Inc. (a)(b)	563,253	5,272
Kaleido Biosciences, Inc. (g)	364,869	3,415
Karuna Therapeutics, Inc. (a)	520,758	10,295
Kiniksa Pharmaceuticals Ltd. (a)	111,110	981
Lexicon Pharmaceuticals, Inc. (a)(b)(e)	6,157,978	8,129
Macrogenics, Inc. (a)	396,016	5,679
Mirati Therapeutics, Inc. (a)	305,105	25,009
Moderna, Inc. (b)	5,665,336	89,116
Momenta Pharmaceuticals, Inc. (a)(e)	6,184,237	78,107
Neon Therapeutics, Inc. (a)	873,613	2,350
Principia Biopharma, Inc.	184,777	7,336
Protagonist Therapeutics, Inc. (a)	761,465	9,922
Prothena Corp. PLC (a)	1,309,438	11,012
Regeneron Pharmaceuticals, Inc. (a)	557,521	161,709
Rigel Pharmaceuticals, Inc. (a)(e)	10,868,686	18,368
Rubius Therapeutics, Inc. (a)(b)	3,704,787	34,380
Sage Therapeutics, Inc. (a)	2,364,008	405,829
Sarepta Therapeutics, Inc. (a)	331,261	29,863
Scholar Rock Holding Corp. (a)	884,051	9,362
Seres Therapeutics, Inc. (a)	3,221,856	12,984
Sienna Biopharmaceuticals, Inc. (a)(e)	2,107,805	1,571
Synthorx, Inc.	412,973	7,396
Syros Pharmaceuticals, Inc. (a)(e)	1,292,893	14,183
Syros Pharmaceuticals, Inc. (a)(e)(g)	938,007	10,290
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)(d)	125,000	281
The Medicines Company (a)	2,103,876	88,279
Translate Bio, Inc. (a)(e)	2,741,214	24,890
Ultragenyx Pharmaceutical, Inc. (a)	506,422	27,585
uniQure B.V. (a)	878,831	47,677
UNITY Biotechnology, Inc. (a)(b)(e)	2,323,888	14,176
Vertex Pharmaceuticals, Inc. (a)	562,061	101,182
Wuxi Biologics (Cayman), Inc. (a)(g)	3,971,000	41,677
Xencor, Inc. (a)	1,327,158	49,476
Zai Lab Ltd. ADR (a)	2,087,068	68,059
		4,370,650
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	994,984	84,892
Boston Scientific Corp. (a)	2,253,786	96,304
Danaher Corp.	1,310,019	186,141
DexCom, Inc. (a)	862,356	147,989
Genmark Diagnostics, Inc. (a)	1,404,463	8,413
Insulet Corp. (a)	1,868,476	288,063
Intuitive Surgical, Inc. (a)	459,377	234,898
Novocure Ltd. (a)	4,065,618	369,402
Novocure Ltd. (a)(g)	571,461	51,923
Penumbra, Inc. (a)	982,752	143,040
Presbia PLC (a)(e)	1,222,614	66
Shockwave Medical, Inc. (a)(b)	397,731	16,645
Shockwave Medical, Inc.	443,695	18,383
Stryker Corp.	167,911	37,051
Wright Medical Group NV (a)	439,445	9,162
		1,692,372
Health Care Providers & Services - 1.0%
Centene Corp. (a)	379,886	17,710
G1 Therapeutics, Inc. (a)	330,460	11,996
Humana, Inc.	59,079	16,732
Laboratory Corp. of America Holdings (a)	68,052	11,403
Notre Dame Intermedica Participacoes SA	1,511,700	20,472
OptiNose, Inc. (a)(b)(e)	1,554,753	11,909
OptiNose, Inc. (a)(e)(g)	992,571	7,603
UnitedHealth Group, Inc.	1,407,839	329,434
		427,259
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	1,552,364	2,189
Health Catalyst, Inc. (b)	123,806	4,935
Karuna Therapeutics, Inc.	365,628	6,506
Livongo Health, Inc. (b)	95,205	2,917
Teladoc Health, Inc. (a)(b)	223,398	12,930
		29,477
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (b)	165,130	8,397
Bruker Corp.	131,800	5,690
Illumina, Inc. (a)	47,032	13,232
Thermo Fisher Scientific, Inc.	330,249	94,801
		122,120
Pharmaceuticals - 1.4%
Adimab LLC (a)(c)(d)(f)	3,162,765	146,025
Akcea Therapeutics, Inc. (a)(b)(e)	5,490,530	115,631
Bristol-Myers Squibb Co.	601,753	28,926
Corteva, Inc.	189,305	5,550
Cyclerion Therapeutics, Inc. (a)	450,961	4,289
Cyclerion Therapeutics, Inc. (c)	543,695	5,171
Fulcrum Therapeutics, Inc.	279,067	3,056
Hansoh Pharmaceutical Group Co. Ltd. (g)	3,528,000	11,887
Hookipa Pharma, Inc.	146,426	1,236
Intra-Cellular Therapies, Inc. (a)(e)	2,810,492	24,058
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	214,320	2,397
Morphic Holding, Inc.	353,920	6,548
MyoKardia, Inc. (a)	1,764,551	94,880
Nektar Therapeutics (a)	5,248,108	92,209
Rhythm Pharmaceuticals, Inc. (a)	401,467	9,041
RPI International Holdings LP (a)(c)(d)	130,847	20,020
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	0
Theravance Biopharma, Inc. (a)	1,576,156	34,723
Turning Point Therapeutics, Inc.	248,160	13,532
		619,179

TOTAL HEALTH CARE		7,261,057

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	95,102	36,530
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	89,497
The Boeing Co.	931,771	339,249
United Technologies Corp.	407,964	53,133
		518,409
Air Freight & Logistics - 0.2%
FedEx Corp.	28,216	4,475
United Parcel Service, Inc. Class B	623,762	74,016
		78,491
Airlines - 1.1%
Azul SA sponsored ADR (a)	425,664	14,949
Delta Air Lines, Inc.	610,684	35,334
JetBlue Airways Corp. (a)	4,225,477	73,185
Ryanair Holdings PLC sponsored ADR (a)	441,731	25,311
Southwest Airlines Co.	1,450,892	75,911
Spirit Airlines, Inc. (a)	395,492	14,847
United Continental Holdings, Inc. (a)	666,849	56,222
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(f)	12,825,647	44,633
Wizz Air Holdings PLC (a)(g)	2,634,184	115,262
		455,654
Building Products - 0.0%
Resideo Technologies, Inc. (a)	1,078,576	14,863
Electrical Equipment - 0.2%
AMETEK, Inc.	22,519	1,935
Eaton Corp. PLC	262,767	21,211
Emerson Electric Co.	368,971	21,987
Fortive Corp.	425,452	30,165
		75,298
Industrial Conglomerates - 0.6%
3M Co.	365,760	59,151
Honeywell International, Inc.	1,146,671	188,765
		247,916
Machinery - 0.5%
Deere & Co.	568,833	88,118
Illinois Tool Works, Inc.	267,023	40,016
Ingersoll-Rand PLC	122,117	14,787
Xylem, Inc.	1,104,630	84,626
		227,547
Professional Services - 0.0%
CoStar Group, Inc. (a)	24,803	15,251
Verisk Analytics, Inc.	12,500	2,019
		17,270
Road & Rail - 0.8%
Lyft, Inc.	788,745	38,625
Uber Technologies, Inc.	4,979,396	154,070
Union Pacific Corp.	1,019,114	165,056
		357,751

TOTAL INDUSTRIALS		1,993,199

INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	141,886	32,154
Ciena Corp. (a)	292,905	11,989
Cisco Systems, Inc.	1,184,318	55,438
Infinera Corp. (a)(e)	12,995,774	69,267
NETGEAR, Inc. (a)	1,234,114	42,848
		211,696
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc. (e)	5,356,225	16,819
TE Connectivity Ltd.	80,703	7,362
Trimble, Inc. (a)	1,113,291	41,771
		65,952
Internet Software & Services - 0.0%
Farfetch Ltd. Class A (b)	724,651	7,087
IT Services - 8.1%
Actua Corp. (a)(d)(e)	1,708,572	478
Adyen BV (a)(g)	7,363	5,331
Dynatrace, Inc.	138,362	3,180
Elastic NV	206,209	18,124
Fastly, Inc. Class A (b)	88,849	2,808
IBM Corp.	75,692	10,259
MasterCard, Inc. Class A	2,041,071	574,296
MongoDB, Inc. (a)	665,802	101,408
MongoDB, Inc. Class A (a)(b)	250,458	38,147
Okta, Inc. (a)	339,733	42,976
PayPal Holdings, Inc. (a)	5,250,192	572,533
Shopify, Inc. Class A (a)	3,142,396	1,210,368
Square, Inc. (a)	2,413,242	149,235
Visa, Inc. Class A	3,657,888	661,419
Wix.com Ltd. (a)	472,619	66,285
		3,456,847
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)(b)	11,262,494	354,205
Applied Materials, Inc.	1,303,626	62,600
ASML Holding NV	313,553	69,800
Broadcom, Inc.	211,097	59,664
Cirrus Logic, Inc. (a)	601,741	32,277
Cree, Inc. (a)	699,274	30,020
Intel Corp.	72,024	3,415
KLA-Tencor Corp.	211,846	31,332
Marvell Technology Group Ltd.	2,619,217	62,783
Micron Technology, Inc. (a)	1,688,209	76,425
NVIDIA Corp.	11,968,097	2,004,776
Qualcomm, Inc.	795,283	61,849
Silicon Laboratories, Inc. (a)(e)	3,172,982	345,855
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,104,784	47,097
Texas Instruments, Inc.	1,381,952	171,017
Xilinx, Inc.	714,888	74,391
		3,487,506
Software - 12.8%
2U, Inc. (a)(b)	374,391	6,694
Adobe, Inc. (a)	1,516,037	431,328
Atlassian Corp. PLC (a)	402,370	54,123
Autodesk, Inc. (a)	1,453,994	207,659
Avalara, Inc. (a)	58,522	4,936
Black Knight, Inc. (a)	482,286	30,022
Cadence Design Systems, Inc. (a)	270,519	18,525
Coupa Software, Inc. (a)	520,544	72,319
Crowdstrike Holdings, Inc. (b)	133,911	10,884
CyberArk Software Ltd. (a)	119,994	13,480
DocuSign, Inc. (a)	58,925	2,751
HubSpot, Inc. (a)	1,493,263	298,175
Intuit, Inc.	488,785	140,946
LivePerson, Inc. (a)	1,231,455	48,938
Medallia, Inc. (b)	272,465	9,705
Microsoft Corp.	13,415,501	1,849,461
Nutanix, Inc.:
Class A (a)	8,889,283	215,387
Class B (a)(g)	1,151,309	27,896
Oracle Corp.	1,686,153	87,781
Pagerduty, Inc. (b)	68,528	2,691
Paylocity Holding Corp. (a)	115,069	12,568
Proofpoint, Inc. (a)	312,274	35,477
Q2 Holdings, Inc. (a)	448,666	40,358
RingCentral, Inc. (a)	53,598	7,564
Salesforce.com, Inc. (a)	9,657,370	1,507,226
Sciplay Corp. (A Shares)	33,311	317
Smartsheet, Inc. (a)	395,879	19,240
Tenable Holdings, Inc. (a)	76,501	1,744
Workday, Inc. Class A (a)	123,193	21,840
Zendesk, Inc. (a)	1,871,933	150,129
Zoom Video Communications, Inc. Class A (b)	60,177	5,516
Zscaler, Inc. (a)	2,650,789	182,215
		5,517,895
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	10,146,634	2,118,008
Pure Storage, Inc. Class A (a)	8,414,604	136,990
Samsung Electronics Co. Ltd.	885,615	32,195
		2,287,193

TOTAL INFORMATION TECHNOLOGY		15,034,176

MATERIALS - 0.5%
Chemicals - 0.3%
CF Industries Holdings, Inc.	1,542,372	74,327
Dow, Inc.	189,305	8,070
DowDuPont, Inc.	141,002	9,578
LG Chemical Ltd.	9,697	2,648
The Mosaic Co.	241,457	4,440
		99,063
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	4,955,800	96,071

TOTAL MATERIALS		195,134

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	624,680	143,795
Ant International Co. Ltd. Class C (a)(c)(d)	1,658,265	11,940
		155,735
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (g)	188,000	17,951
TOTAL COMMON STOCKS
(Cost $18,531,504)		42,066,684

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	1,720
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(f)	82,137	11,706
Neutron Holdings, Inc. Series D (c)(d)	17,893,728	4,339
Topgolf International, Inc. Series F (a)(c)(d)	819,532	13,703
		29,748
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	384,303	8,334
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	3,593
Series D (a)(c)(d)	69,363	3,174
		15,101
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	2,549,928	54,262
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	24,267	1,126
Series B (c)(d)	4,263	198
Series C (c)(d)	40,746	1,891
ORIC Pharmaceuticals, Inc.:
Series C (a)(c)(d)	1,416,666	4,675
Series D (c)(d)	175,319	579
		8,469
TOTAL CONSUMER DISCRETIONARY		107,580
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc. Series H (c)(d)	705,259	11,242
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	1,060,308	5,747
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	22,033	6,279
TOTAL CONSUMER STAPLES		23,268
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	863,631	8,099
HEALTH CARE - 0.7%
Biotechnology - 0.6%
10X Genomics, Inc.:
Series C (a)(c)	2,505,940	38,090
Series D (a)(c)	364,100	5,534
23andMe, Inc. Series F (a)(c)(d)	590,383	8,035
BioNTech AG:
Series A (a)(c)(d)	114,025	35,911
Series B (d)	72,156	22,725
Generation Bio Series B (a)(c)(d)	831,800	7,561
Immunocore Ltd. Series A (a)(c)(d)	67,323	7,976
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	42,519
Series DD (a)(c)(d)	1,543,687	62,427
Nuvation Bio, Inc. Series A (c)(d)(h)	13,044,100	10,062
		240,840
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	19,647
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,141
Series B 8.00% (a)(c)(d)	1,917,058	6,959
Series C, 8.00% (a)(c)(d)	2,688,186	9,758
		18,858
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	1,225,771	9,990
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	16,803	7,069
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	10,934,380	21,431
Series C (c)(d)	2,033,272	3,985
Nohla Therapeutics, Inc. Series B (a)(c)(d)	9,124,200	0
		42,475
TOTAL HEALTH CARE		321,820
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	46,283
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	22,108
TOTAL INDUSTRIALS		68,391
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	14,113
Series C (a)(c)(d)	5,234,614	7,485
Series D (c)(d)	5,078,764	7,263
		28,861
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	891
Software - 0.3%
Bird Rides, Inc. Series C (c)(d)	348,328	4,091
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	2,229,826	39,691
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	32,888
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	0
Outset Medical, Inc.:
Series C (a)(c)(d)	1,244,716	3,871
Series D (c)(d)	1,525,901	4,746
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	33,649
UiPath, Inc.:
Series A1 (c)(d)	195,690	7,701
Series B1 (c)(d)	9,749	384
Series B2 (c)(d)	48,550	1,911
		128,932
TOTAL INFORMATION TECHNOLOGY		158,684
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	965,896	10,138

TOTAL CONVERTIBLE PREFERRED STOCKS		699,700

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	13,038	605
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	3,064,524	37,479
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	1,507,700	12,357
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	464,607	3,062
Class B (a)(c)(d)	336,308	2,216
		5,278
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	46,864	19,715
TOTAL HEALTH CARE		24,993

TOTAL NONCONVERTIBLE PREFERRED STOCKS		75,434

TOTAL PREFERRED STOCKS
(Cost $612,231)		775,134
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21(c)(d)
(Cost $13,682)	13,682	13,682
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.13%(i)	74,283,653	74,299
Fidelity Securities Lending Cash Central Fund 2.13% (i)(j)	785,788,184	785,867
TOTAL MONEY MARKET FUNDS
(Cost $860,157)		860,166
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $20,017,574)		43,715,666
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(763,099)
NET ASSETS - 100%		$42,952,567

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,133,826,000 or 2.6% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $301,452,000 or 0.7% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
10X Genomics, Inc. Series D	4/10/18	$3,484
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$48,959
Agbiome LLC Series C	6/29/18	$6,716
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc.	10/9/18	$715
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allovir, Inc. Series B	5/8/19	$9,990
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppNexus, Inc. Series E (Escrow)	8/1/14	$1,665
BioNTech AG Series A	12/29/17	$24,972
Bird Rides, Inc. Series C	12/21/18	$4,091
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Cibus Corp. Series C	2/16/18 - 5/10/19	$12,927
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$17,559
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Generation Bio Series B	2/21/18	$7,607
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Harmony Biosciences II, Inc. Series C	8/9/19	$3,985
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$11,436
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neutron Holdings, Inc. Series D	1/25/19	$4,339
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
Nuvation Bio, Inc. Series A	6/17/19	$10,062
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
ORIC Pharmaceuticals, Inc. Series D	6/28/19	$579
Outset Medical, Inc. Series C	4/19/17	$3,226
Outset Medical, Inc. Series D	8/20/18	$4,746
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Sonder Canada, Inc. Series D	5/21/19	$10,138
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Starry, Inc. Series D	3/6/19	$7,263
Sweetgreen, Inc. Series H	11/9/18	$9,197
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class B	12/31/12 - 5/14/15	$83,535
Turn, Inc. (Escrow)	4/11/17	$591
UiPath, Inc. Series A1	6/14/19	$7,701
UiPath, Inc. Series B1	6/14/19	$384
UiPath, Inc. Series B2	6/14/19	$1,911
Wheels Up Partners Holdings LLC Series B	9/18/15 - 5/16/19	$39,133
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140
Yumanity Holdings LLC Class B	6/19/18	$2,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,246
Fidelity Securities Lending Cash Central Fund	$8,744
Total	$9,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$138,324	$3,308	$6,524	$--	$5,334	$56,252	$--
Actua Corp.	1,135	--	49	--	49	(657)	478
Akcea Therapeutics, Inc.	177,899	19,794	10,936	--	3,024	(74,150)	115,631
Alkermes PLC	291,143	--	166,051	--	(6,797)	(69,851)	--
Alnylam Pharmaceuticals, Inc.	411,703	37,011	15,405	--	8,741	(11,599)	--
Arlo Technologies, Inc.	43,020	69	16,765	--	(35,651)	(27,815)	16,819
aTyr Pharma, Inc.	1,353	--	33	--	(400)	(476)	--
Calyxt, Inc.	19,399	--	682	--	188	(8,864)	--
Evelo Biosciences, Inc.	9,020	--	--	--	--	2,960	--
Evelo Biosciences, Inc.	6,669	424	351	--	(4)	(9,989)	--
Infinera Corp.	56,075	2,094	2,001	--	(101)	13,200	69,267
Intra-Cellular Therapies, Inc.	54,509	--	9,668	--	(28,044)	7,261	24,058
Ionis Pharmaceuticals, Inc.	465,471	66,338	20,372	--	15,136	19,251	545,824
Lexicon Pharmaceuticals, Inc.	53,573	1,155	3,346	--	(3,739)	(39,514)	8,129
lululemon athletica, Inc.	959,027	5,143	46,248	--	38,502	332,591	1,289,015
Momenta Pharmaceuticals, Inc.	60,109	15,358	2,838	--	275	5,203	78,107
NETGEAR, Inc.	130,806	511	38,535	--	(8,530)	12,557	--
OptiNose, Inc.	10,454	2,259	434	--	(13)	(357)	11,909
OptiNose, Inc.	7,812	--	--	--	--	(209)	7,603
Presbia PLC	888	7	13	--	(100)	(716)	66
Rigel Pharmaceuticals, Inc.	32,270	795	1,866	--	(3,693)	(9,138)	18,368
Seres Therapeutics, Inc.	12,834	2,702	350	--	15	(9,185)	--
Seres Therapeutics, Inc.	4,783	--	--	--	--	2,184	--
Sienna Biopharmaceuticals, Inc.	8,483	2,415	88	--	(102)	(16,039)	1,571
Sienna Biopharmaceuticals, Inc.	5,702	--	--	--	--	1,200	--
Silicon Laboratories, Inc.	279,754	14,288	14,049	--	5,601	60,261	345,855
Syros Pharmaceuticals, Inc.	8,321	4,541	3,381	--	(3,631)	8,333	14,183
Syros Pharmaceuticals, Inc.	6,388	--	--	--	--	3,902	10,290
Translate Bio, Inc.	3,037	3,266	370	--	114	882	24,890
Translate Bio, Inc.	13,693	--	--	--	--	4,268	--
UNITY Biotechnology, Inc.	15,350	--	--	--	--	543	--
UNITY Biotechnology, Inc.	8,762	6,556	556	--	19	(16,498)	14,176
Total	$3,297,766	$188,034	$360,911	$--	$(13,807)	$235,791	$2,596,239

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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